Common Stock and Cumulative Preferred Stock	12 Months Ended
Dec. 31, 2017
Common Stock and Cumulative Preferred Stock [Abstract]
Common Stock and Cumulative Preferred Stock [Text Block]	Common Stock and Cumulative Preferred Stock There were no new shares of common stock issued in 2017, 2016 or 2015.